Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Payable [Abstract]
NOTES PAYABLE

NOTE 8 – NOTES PAYABLE

The following is a summary of the notes payable:

	March 31,	December 31,
	2023	2022
Note payable to Epiroc, collateralized by a used Epiroc drill due in 36 monthly payments of $14,679 including interest at 5.2%.	-	58,061
	-	58,061
Current portion	-	(58,061)
Long term portion	$-	$-

During the three months ended March 31, 2023, the Company paid the remaining note payable balance of $58,061.

NOTE 8 – NOTES PAYABLE

The following is a summary of the notes payable:

	December 31,	December 31,
	2022	2021
Note payable to Miller, collateralized by land and two buildings, due in 11 monthly installments of $7,000, beginning December 1, 2021, and a balloon payment of $3,000 paid in 2022, non-interest bearing.	$-	$66,000
Note payable to Epiroc, collateralized by a used Epiroc drill due in 36 monthly payments of $14,679 including interest at 5.2%.	58,061	226,115
Note payable to Wheeler Machinery, collateralized by a used D8T dozer, due in monthly installments of $19,125, beginning August 2019, including interest at 9%.	-	102,368
Note payable to Wheeler Machinery, collateralized by a used CAT 740 Haul Truck, due in 14 monthly installments of $14,475, beginning in July 2021, including interest at 7.48%.	-	130,128
Note payable to Goodfellow, collateralized by a JM Conveyor, due in 19 monthly installments of $4,675, beginning in February 2021 including interest at 15%.	-	18,900
	58,061	543,511
Current portion	(58,061)	(427,413)
Long term portion	$-	$116,098

The current portion of debt of $58,061 will be paid over the next four months.

In February 2021, Wheeler CAT requested the return of the CAT 740 Haul truck (SN2293) because the Company was five payments delinquent in its obligation on the related note payable. This truck was then purchased from Wheeler CAT by a related party who in February began leasing the truck to the Company on a month-to-month basis. This arrangement relieved the Company of any other financial obligation on this note.